NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 25, 2014 shares	Jan. 31, 2018 USD ($) shares	Jul. 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jul. 31, 2016 USD ($) shares	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Jan. 31, 2018 USD ($) shares	Jan. 31, 2017 USD ($)	Jul. 31, 2017 USD ($) shares	Jul. 31, 2016 USD ($) shares	Jul. 31, 2015 USD ($)	May 15, 2012 USD ($) shares
Common stock, shares outstanding | shares		591,042,000	591,042,000				591,042,000				591,042,000		591,042,000	591,042,000
Net loss		$ 668,986	$ 3,483,000	$ 109,000	$ 320,567	$ 651,000	$ 449,000	$ (279,000)	$ 226,000	$ 212,000	$ 1,524,525	$ 971,941	$ 4,564,159	$ 608,184	$ (657,460)
Cash used in operating activities											1,625,134
Working capital deficit		3,761,747	2,404,635								3,761,747		2,404,635
Percentage of Common Stock Issued and Outstanding														51.40%
Allowance for doubtful accounts		1,457,363	1,472,296				58,815				1,457,363		1,472,296	$ 58,815
Allowance for inventory reserves		365,523	$ 341,609				0				365,523		341,609	0
Provision for warranty reserve													$ 65,833	0	0
Value added tax, percent													17.00%
Foreign currency translation adjustment		$ 316,017			$ (145,423)						$ 405,892	$ (345,279)	$ (180,921)	(694,964)	$ 7,492
Foreign Currency Exchange Rate, Translation		6.28	6.72		6.63						6.28	6.63	6.72
Foreign Currency Weighted Average Exchange Rate, Translation											6.58	6.62	6.82
One customer [Member]
Concentration risk, percentage of revenue											52.00%		12.00%
Concentration risk, percentage of accounts receivable		75.00%	88.00%								75.00%		88.00%
Another customer [Member]
Concentration risk, percentage of revenue												73.00%
Binzhou Xintuo customers [Member]
Concentration risk, percentage of revenue															84.00%
Foreign Tax Authority [Member]
Statutory Surplus Reserve Fund Percentage													10.00%
Registered Capital Appropriation Percentage													50.00%
CHINA [Member]
Statutory Surplus Reserve Fund Percentage													10.00%
Registered Capital Appropriation Percentage													50.00%
Amounts held in Renminbi (RMB) [Member]
Cash			$ 1,154,188				$ 1,202,049						$ 1,154,188	1,202,049
Percentage-of Completion Method [Member]
Gross Revenue Recognized													405,077	874,510
Completed-Contract Method [Member]
Gross Revenue Recognized													6,894,866	$ 9,997,256	$ 20,772,028
Inventory sales [Member]
Gross Revenue Recognized													$ 2,177,783
Subsidiaries in PRC [Member]
Foreign Currency Exchange Rate, Translation			6.7240				6.6371						6.7240	6.6371	6.2097
Foreign Currency Weighted Average Exchange Rate, Translation													6.8160	6.4798	6.1884
Subsidiaries in Hong Kong [Member]
Foreign Currency Exchange Rate, Translation			7.8100				7.7588						7.8100	7.7588	7.7514
Foreign Currency Weighted Average Exchange Rate, Translation													7.7696	7.7595	7.7536
Mr. Zhou Jian [Member]
Equity Method Investment Ownership Percentage	97.00%
Stock Issued During Period, Shares, Acquisitions | shares	264,850,740
Mr. Zhou Deng Rong [Member]
Equity Method Investment Ownership Percentage	3.00%
Stock Issued During Period, Shares, Acquisitions | shares	8,191,260
Xianning Lucksky Aerodynamic Electricity Ltd [Member]
Concentration risk, percentage of revenue													71.00%	80.00%
Concentration risk, percentage of accounts receivable			88.00%				49.00%						88.00%	49.00%
Luck Sky International Investment Holding Limited [Member]
Ownership Percentage																90.00%
Common stock, shares outstanding | shares																7,200,000
Shares Purchased Value																$ 235,000